CAPITAL STOCK (Tables)	6 Months Ended
Sep. 30, 2023
Capital Stock
Schedule of unlimited number of common shares without par value

	Six Months Ended September 30,
	2023		2022
	Ordinary Shares	Amount	Ordinary Shares	Amount
	In 000’	In 000’$	In 000’	In 000’$
Balance, beginning of period	17,606	$218,782	13,349	$158,324
Shares issued under public offering and ATM, net of issue costs	186	662	—	—
Shares issued or accrued for services	16	50	8	60
Shares issued in Tarus acquisition	—	—	2,426	17,200
Shares issued in iOx exchange	—	—	1,070	9,737
Excess of non-controlling interest acquired over consideration – iOx	—	—	—	29,609
Shares issued to Lincoln for commitment fee under Committed Purchase Agreement	—	—	94	900
Balance, end of period	17,808	$219,494	16,947	$215,830